Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Additions at cost	$ 1,658	$ 1,712	$ 1,126
Total property, plant and equipment	18,921	19,502
Property, plant and equipment leased as right of use assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets	1,258	1,564
Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	17,938	17,767
Translation adjustment	(606)	(338)
Reclassifications	0	(4)
Transfer from leased assets (note 20)	5	10
Additions at cost	1,523	1,554
Additions to leased mineral reserves (note 19)	10	10
Arising on acquisition (note 30)	799	521
Disposals at net carrying amount	(609)	(169)
Depreciation charge for year	(1,397)	(1,413)
Ending balance	17,663	17,938	17,767
Carrying amount | Discontinued operations
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Depreciation charge for year	(15)	(44)	(41)
Cost/deemed cost | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	31,486	30,814
Ending balance	31,284	31,486	30,814
Accumulated depreciation (and impairment charges) | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(13,548)	(13,047)
Ending balance	(13,621)	(13,548)	(13,047)
Mineral- bearing land | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	3,646	3,698
Translation adjustment	(89)	(59)
Reclassifications	8	28
Transfer from leased assets (note 20)	0	0
Additions at cost	23	13
Additions to leased mineral reserves (note 19)	10	10
Arising on acquisition (note 30)	76	81
Disposals at net carrying amount	(20)	(11)
Depreciation charge for year	(101)	(114)
Ending balance	3,553	3,646	3,698
Mineral- bearing land | Cost/deemed cost | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	4,890	4,874
Ending balance	4,831	4,890	4,874
Mineral- bearing land | Accumulated depreciation (and impairment charges) | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(1,244)	(1,176)
Ending balance	(1,278)	(1,244)	(1,176)
Land and buildings | Property, plant and equipment leased as right of use assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets	930	1,195
Land and buildings | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	3,961	4,081
Translation adjustment	(150)	(111)
Reclassifications	69	20
Transfer from leased assets (note 20)	0	0
Additions at cost	89	94
Additions to leased mineral reserves (note 19)	0	0
Arising on acquisition (note 30)	258	86
Disposals at net carrying amount	(156)	(63)
Depreciation charge for year	(145)	(146)
Ending balance	3,926	3,961	4,081
Land and buildings | Cost/deemed cost | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	5,865	5,928
Ending balance	5,786	5,865	5,928
Land and buildings | Accumulated depreciation (and impairment charges) | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(1,904)	(1,847)
Ending balance	(1,860)	(1,904)	(1,847)
Plant and machinery | Property, plant and equipment leased as right of use assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets	302	313
Plant and machinery | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	9,394	9,416
Translation adjustment	(319)	(146)
Reclassifications	547	449
Transfer from leased assets (note 20)	5	10
Additions at cost	607	564
Additions to leased mineral reserves (note 19)	0	0
Arising on acquisition (note 30)	426	346
Disposals at net carrying amount	(375)	(92)
Depreciation charge for year	(1,151)	(1,153)
Ending balance	9,134	9,394	9,416
Plant and machinery | Cost/deemed cost | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	19,754	19,400
Ending balance	19,577	19,754	19,400
Plant and machinery | Accumulated depreciation (and impairment charges) | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(10,360)	(9,984)
Ending balance	(10,443)	(10,360)	(9,984)
Assets in course of construction | Property, plant and equipment leased as right of use assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets	26	56
Assets in course of construction | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	937	572
Translation adjustment	(48)	(22)
Reclassifications	(624)	(501)
Transfer from leased assets (note 20)	0	0
Additions at cost	804	883
Additions to leased mineral reserves (note 19)	0	0
Arising on acquisition (note 30)	39	8
Disposals at net carrying amount	(58)	(3)
Depreciation charge for year	0	0
Ending balance	1,050	937	572
Assets in course of construction | Cost/deemed cost | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	977	612
Ending balance	1,090	977	612
Assets in course of construction | Accumulated depreciation (and impairment charges) | Carrying amount
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(40)	(40)
Ending balance	$ (40)	$ (40)	$ (40)